Long-term debt - Principal on long-term debt outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
2021	$ 123,557
2022	25,597
2023	25,597
2024	25,597
2025	25,597
2026 and thereafter	195,519
Total	$ 421,464	$ 466,124